ENTITY-WIDE DISCLOSURES - Analysis of Non-Current Assets other than Financial Instruments and Deferred Tax Assets by Geographic Location (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Location [Line Items]
Property, plant and equipment	€ 1,353,165	€ 1,226,630	€ 1,069,652
Goodwill	785,182	785,182
Intangible assets	1,138,173	979,290	€ 837,938
Italy
Entity Location [Line Items]
Property, plant and equipment	1,322,257	1,199,325
Goodwill	785,182	785,182
Intangible assets	1,137,910	979,022
Rest of EMEA
Entity Location [Line Items]
Property, plant and equipment	5,597	5,809
Goodwill	0	0
Intangible assets	0	0
Americas
Entity Location [Line Items]
Property, plant and equipment	16,003	14,497
Goodwill	0	0
Intangible assets	0	0
Mainland China, Hong Kong and Taiwan
Entity Location [Line Items]
Property, plant and equipment	5,898	4,120
Goodwill	0	0
Intangible assets	0	0
Rest of APAC
Entity Location [Line Items]
Property, plant and equipment	3,410	2,879
Goodwill	0	0
Intangible assets	€ 263	€ 268